Summary of Significant Accounting Policies and Estimates - Schedule of Contract Liabilities (Details) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Balance	$ 460,000	$ 1,297,000
New performance obligations	184,000	1,093,000
Revenue recognized		(1,928,000)
Balance	378,000	460,000
Less non-current portion	(1,000)	(2,000)
Current portion	$ 377,000	$ 460,000